Net Loss Per Common Share (Details Narrative) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share, amount	2,142,000	4,252,000	2,142,000	4,252,000	4,252,000	4,222,000